Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 624,000
Previously Paid Amount	0.00
Total Fee Amount	95.53
Total Offset Amount	0.00
Net Fee	95.53
Narrative - Max Aggregate Offering Price	$ 624,000
Final Prospectus	true